Document and Entity Information	Nov. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001723788
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity Registrant Name	Bitwise 10 Crypto Index Fund
Entity Incorporation State Country Code	DE
Entity File Number	000-56270
Entity Tax Identification Number	82-3002349
Entity Address, Address Line One	400 Montgomery Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	968-1843
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false